Schedule of Investments (unaudited)
January 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp.	7,816	$ 2,744,119
Huntington Ingalls Industries, Inc.	1,104	464,243
L3Harris Technologies, Inc.	6,568	2,251,839
Lockheed Martin Corp.	15,205	9,643,315
Northrop Grumman Corp.	6,273	4,342,547
RTX Corp.	57,804	11,614,558
		31,060,621
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	2,950	575,102
Expeditors International of Washington, Inc.	6,695	1,074,815
FedEx Corp.	14,620	4,711,295
United Parcel Service, Inc., Class B	62,348	6,622,605
		12,983,817
Automobile Components — 0.1%
Autoliv, Inc.	5,681	688,764
BorgWarner, Inc.	12,590	596,892
Gentex Corp.	15,647	360,038
		1,645,694
Automobiles — 0.3%
Ford Motor Co.	279,876	3,884,679
Thor Industries, Inc.	1,543	172,615
		4,057,294
Banks — 10.3%
Bank of America Corp.	426,835	22,707,622
Bank OZK	4,823	229,382
BOK Financial Corp.	1,118	145,273
Citigroup, Inc.	103,921	12,024,699
Citizens Financial Group, Inc.	31,289	1,970,581
Columbia Banking System, Inc.	17,129	504,278
Commerce Bancshares, Inc.	6,416	337,738
Cullen/Frost Bankers, Inc.	2,696	371,563
East West Bancorp, Inc.	5,531	632,968
Fifth Third Bancorp	40,387	2,028,235
First Financial Bankshares, Inc.	3,192	101,569
First Horizon Corp.	43,290	1,060,172
FNB Corp.	12,472	218,884
Glacier Bancorp, Inc.	4,523	229,226
Hancock Whitney Corp.	3,925	270,040
Home BancShares, Inc.	9,369	270,764
Huntington Bancshares, Inc.	64,139	1,121,150
International Bancshares Corp.	1,434	99,864
JPMorgan Chase & Co.	133,438	40,817,350
KeyCorp	44,310	953,551
M&T Bank Corp.	12,269	2,718,442
Old National Bancorp	1,818	44,414
PNC Financial Services Group, Inc. (The)	19,147	4,275,525
Popular, Inc.	4,331	578,318
Prosperity Bancshares, Inc.	4,419	304,955
Regions Financial Corp.	62,970	1,794,645
SouthState Bank Corp.	3,446	352,629
Truist Financial Corp.	95,869	4,929,584
U.S. Bancorp	74,592	4,185,357
United Bankshares, Inc.	7,533	318,872
United Community Banks, Inc.	3,526	121,400
Valley National Bancorp	2,716	33,841
Webster Financial Corp.	8,988	591,141
Wells Fargo & Co.	281,906	25,509,674
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	2,653	$ 236,515
Zions Bancorp N.A.	6,259	374,977
		132,465,198
Beverages — 2.5%
Brown-Forman Corp., Class A	2,949	82,071
Brown-Forman Corp., Class B, NVS	17,331	474,349
Coca-Cola Co. (The)	177,188	13,255,434
Constellation Brands, Inc., Class A	14,198	2,224,827
Keurig Dr. Pepper, Inc.	82,913	2,275,133
Molson Coors Beverage Co., Class B	24,184	1,161,799
PepsiCo, Inc.	81,746	12,558,638
		32,032,251
Biotechnology — 2.1%
AbbVie, Inc.	64,001	14,272,863
Amgen, Inc.	17,641	6,031,105
Gilead Sciences, Inc.	45,637	6,478,172
		26,782,140
Broadline Retail — 0.3%
eBay, Inc.	40,310	3,677,078
Macy’s, Inc.	13,176	263,784
		3,940,862
Building Products — 0.4%
A. O. Smith Corp.	8,815	647,815
Carlisle Cos., Inc.	5,643	1,923,642
Fortune Brands Innovations, Inc.	8,573	463,799
Griffon Corp.	3,671	299,003
Masco Corp.	16,326	1,078,985
Owens Corning	8,924	1,069,452
		5,482,696
Capital Markets — 4.6%
Ameriprise Financial, Inc.	7,414	3,908,587
Ares Management Corp., Class A	4,758	712,130
Bank of New York Mellon Corp. (The)	42,089	5,047,313
BlackRock, Inc.(a)	4,850	5,426,859
Blackstone, Inc., Class A	29,349	4,179,884
Blue Owl Capital, Inc., Class A	38,701	527,882
Carlyle Group, Inc. (The)	12,727	748,093
CME Group, Inc., Class A	14,329	4,141,941
Cohen & Steers, Inc.	1,299	83,474
Evercore, Inc., Class A	1,977	698,415
Federated Hermes, Inc., Class B, NVS	6,520	347,386
Franklin Resources, Inc.	24,668	656,662
Goldman Sachs Group, Inc. (The)	17,012	15,913,195
Invesco Ltd.	15,762	430,145
Janus Henderson Group PLC	7,018	337,776
Jefferies Financial Group, Inc.	5,792	354,354
Lazard, Inc.	5,413	290,786
Moelis & Co., Class A	1,345	96,396
Morgan Stanley	54,705	10,000,074
Northern Trust Corp.	13,520	2,020,294
StepStone Group, Inc., Class A	1,767	124,909
Stifel Financial Corp.	4,340	535,122
T Rowe Price Group, Inc.	16,914	1,787,471
TPG, Inc., Class A	4,902	288,777
Victory Capital Holdings, Inc., Class A	3,413	240,719
		58,898,644
Chemicals — 0.6%
Air Products & Chemicals, Inc.	7,474	2,036,665
Albemarle Corp.	1,662	283,587
Cabot Corp.	4,224	304,931

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Celanese Corp., Class A	296	$ 13,154
DuPont de Nemours, Inc.	22,063	969,007
Eastman Chemical Co.	11,846	821,165
International Flavors & Fragrances, Inc.	6,721	469,193
Mosaic Co. (The)	21,179	582,423
PPG Industries, Inc.	15,354	1,775,383
RPM International, Inc.	3,692	394,896
Westlake Corp.	1,535	121,756
		7,772,160
Commercial Services & Supplies — 0.0%
Brink’s Co. (The)	2,347	298,163
Communications Equipment — 4.7%
Cisco Systems, Inc.	770,211	60,322,925
Construction Materials — 0.2%
CRH PLC	24,004	2,938,330
Consumer Finance — 0.3%
Ally Financial, Inc.	11,085	468,674
OneMain Holdings, Inc.	10,949	717,597
SLM Corp.	13,734	372,878
Synchrony Financial	29,650	2,153,480
		3,712,629
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	35,110	584,581
Dollar General Corp.	5,740	823,288
Kroger Co. (The)	69,374	4,360,156
Sysco Corp.	41,786	3,503,756
Target Corp.	40,931	4,316,993
		13,588,774
Containers & Packaging — 0.6%
Amcor PLC	33,547	1,484,455
Avery Dennison Corp.	4,082	757,252
Ball Corp.	35,926	2,043,111
Graphic Packaging Holding Co.	22,021	322,608
International Paper Co.	28,978	1,168,393
Packaging Corp. of America	2,610	580,855
Sealed Air Corp.	2,985	125,012
Smurfit WestRock PLC	27,640	1,150,653
Sonoco Products Co.	5,483	263,184
		7,895,523
Distributors — 0.2%
Genuine Parts Co.	5,925	823,516
LKQ Corp.	21,615	710,053
Pool Corp.	2,226	565,604
		2,099,173
Diversified Consumer Services — 0.1%
ADT, Inc.	37,113	296,904
H&R Block, Inc.	19,901	785,094
Service Corp. International	8,722	701,511
		1,783,509
Diversified REITs — 0.1%
WP Carey, Inc.	13,132	915,957
Diversified Telecommunication Services — 4.4%
AT&T Inc.	772,318	20,242,455
Comcast Corp., Class A	365,517	10,874,131
Verizon Communications, Inc.	572,899	25,505,463
		56,622,049
Electric Utilities — 1.7%
Alliant Energy Corp.	8,492	559,708
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co., Inc.	14,826	$ 1,775,784
Duke Energy Corp.	29,249	3,549,366
Edison International	27,262	1,697,878
Entergy Corp.	6,325	606,504
Evergy, Inc.	9,328	715,738
Eversource Energy	5,631	389,271
Exelon Corp.	35,500	1,589,690
FirstEnergy Corp.	22,442	1,062,404
IDACORP, Inc.	1,215	161,340
NextEra Energy, Inc.	50,868	4,471,297
OGE Energy Corp.	8,756	382,462
Pinnacle West Capital Corp.	3,297	308,467
PPL Corp.	24,537	889,466
Southern Co. (The)	40,129	3,583,921
Xcel Energy, Inc.	1,589	120,859
		21,864,155
Electrical Equipment — 0.4%
Emerson Electric Co.	17,153	2,520,805
Rockwell Automation, Inc.	3,049	1,285,611
Sensata Technologies Holding PLC	24,219	837,735
		4,644,151
Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc.	36,502	2,277,360
Corning, Inc.	49,514	5,112,320
TD SYNNEX Corp.	19,662	3,119,770
TE Connectivity PLC	50,842	11,326,581
		21,836,031
Energy Equipment & Services — 0.9%
Archrock, Inc.	1,816	53,735
Baker Hughes Co., Class A	41,362	2,317,927
Halliburton Co.	68,051	2,281,070
NOV, Inc.	26,771	491,248
SLB Ltd.	128,953	6,238,746
Weatherford International PLC	2,580	242,726
		11,625,452
Entertainment — 0.0%
Warner Music Group Corp., Class A	8,512	255,190
Financial Services — 1.5%
Enact Holdings, Inc.	5,365	213,366
Equitable Holdings, Inc.	15,377	713,493
Essent Group Ltd.	7,838	493,167
Fidelity National Information Services, Inc.	261,833	14,466,273
Global Payments, Inc.	23,880	1,713,151
MGIC Investment Corp.	30,616	824,183
Radian Group, Inc.	18,746	616,743
TFS Financial Corp.	5,329	75,006
		19,115,382
Food Products — 1.7%
Cal-Maine Foods, Inc.	6,389	533,673
Campbell’s Co. (The)	16,858	471,687
Conagra Brands, Inc.	57,204	1,058,846
General Mills, Inc.	79,872	3,694,879
Hershey Co. (The)	8,214	1,599,676
Hormel Foods Corp.	19,816	487,672
Ingredion, Inc.	4,866	574,675
J M Smucker Co. (The)	6,336	664,393
Kraft Heinz Co. (The)	114,707	2,723,144
Lamb Weston Holdings, Inc.	8,564	393,345
Marzetti Co. (The)	703	120,614
McCormick & Co., Inc., NVS	11,144	689,033

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	127,308	$ 7,443,699
Tyson Foods, Inc., Class A	16,247	1,061,416
		21,516,752
Gas Utilities — 0.1%
MDU Resources Group, Inc.	5,600	114,856
National Fuel Gas Co.	4,019	336,591
New Jersey Resources Corp.	3,068	151,805
UGI Corp.	9,478	380,162
		983,414
Ground Transportation — 0.9%
CSX Corp.	91,818	3,467,048
Norfolk Southern Corp.	5,769	1,680,163
Ryder System, Inc.	2,963	566,763
Union Pacific Corp.	24,832	5,838,003
		11,551,977
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	16,126	323,649
Becton Dickinson & Co.	11,327	2,304,818
Medtronic PLC	64,569	6,648,024
		9,276,491
Health Care Providers & Services — 2.6%
Cigna Group (The)	25,952	7,113,703
CVS Health Corp.	70,342	5,241,886
Elevance Health, Inc.	14,959	5,171,924
Humana, Inc.	5,079	991,421
Quest Diagnostics, Inc.	2,980	557,349
UnitedHealth Group, Inc.	48,946	14,044,076
		33,120,359
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	21,627	1,181,699
Healthpeak Properties, Inc.	60,500	1,043,020
National Health Investors, Inc.	394	32,355
Sabra Health Care REIT, Inc.	7,704	144,296
		2,401,370
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	46,893	868,927
Ryman Hospitality Properties, Inc.	1,888	178,794
		1,047,721
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	6,553	1,306,341
Las Vegas Sands Corp.	20,085	1,059,082
McDonald’s Corp.	27,184	8,562,960
Starbucks Corp.	43,987	4,044,605
Vail Resorts, Inc.	3,829	509,525
Wyndham Hotels & Resorts, Inc.	6,814	495,991
Yum! Brands, Inc.	9,285	1,443,817
		17,422,321
Household Durables — 0.5%
DR Horton, Inc.	23,265	3,462,762
Installed Building Products, Inc.	798	229,936
Lennar Corp., Class A	21,996	2,405,262
Lennar Corp., Class B	1,054	106,728
Meritage Homes Corp.	3,972	276,094
Whirlpool Corp.	4,621	369,634
		6,850,416
Household Products — 2.6%
Clorox Co. (The)	11,442	1,290,543
Colgate-Palmolive Co.	55,715	5,030,507
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	31,618	$ 3,161,484
Procter & Gamble Co. (The)	154,085	23,385,480
Reynolds Consumer Products, Inc.	3,162	73,264
		32,941,278
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	40,037	586,542
Clearway Energy, Inc., Class A	2,222	75,037
Clearway Energy, Inc., Class C	5,171	186,932
		848,511
Industrial Conglomerates — 0.9%
3M Co.	25,606	3,921,815
Honeywell International, Inc.	34,456	7,839,429
		11,761,244
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	23,067	286,261
First Industrial Realty Trust, Inc.	4,122	239,200
Prologis, Inc.	32,208	4,205,077
STAG Industrial, Inc.	5,379	201,766
		4,932,304
Insurance — 2.0%
Aflac, Inc.	40,947	4,543,070
Allstate Corp. (The)	8,098	1,611,421
American Financial Group, Inc.	2,457	320,073
Arch Capital Group Ltd.(b)	6,665	640,107
Assurant, Inc.	2,442	581,513
Axis Capital Holdings Ltd.	6,067	625,993
Cincinnati Financial Corp.	4,470	719,178
CNO Financial Group, Inc.	11,115	467,386
Fidelity National Financial, Inc., Class A	11,014	599,052
First American Financial Corp.	5,597	353,618
Hanover Insurance Group, Inc. (The)	1,091	189,987
Hartford Insurance Group, Inc. (The)	19,100	2,579,646
Mercury General Corp.	305	26,715
MetLife, Inc.	58,630	4,624,734
Old Republic International Corp.	19,598	767,654
Primerica, Inc.	2,882	758,081
Principal Financial Group, Inc.	21,020	1,991,014
Prudential Financial, Inc.	30,185	3,353,855
Reinsurance Group of America, Inc.	2,042	414,016
Unum Group	16,883	1,282,602
		26,449,715
IT Services — 5.5%
Accenture PLC, Class A	120,344	31,727,492
Cognizant Technology Solutions Corp., Class A	92,048	7,553,459
International Business Machines Corp.	102,517	31,441,964
		70,722,915
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,875	181,763
Brunswick Corp.	4,243	340,373
Hasbro, Inc.	5,162	461,018
		983,154
Machinery — 1.8%
Caterpillar, Inc.	19,274	12,669,957
CNH Industrial NV	77,845	837,612
Cummins, Inc.	2,281	1,320,288
Illinois Tool Works, Inc.	14,275	3,729,487
Lincoln Electric Holdings, Inc.	2,149	570,237
Oshkosh Corp.	2,165	311,370
Otis Worldwide Corp.	21,501	1,836,616

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Snap-on, Inc.	2,383	$ 872,440
Stanley Black & Decker, Inc.	7,818	614,964
Toro Co. (The)	7,678	702,537
		23,465,508
Media — 0.2%
Omnicom Group, Inc.	35,170	2,709,497
Sirius XM Holdings, Inc.	21,491	437,342
		3,146,839
Metals & Mining — 0.8%
Commercial Metals Co.	4,320	332,078
Newmont Corp.	32,772	3,681,934
Nucor Corp.	13,859	2,463,022
Reliance, Inc.	4,417	1,455,402
Southern Copper Corp.	2,206	419,846
Steel Dynamics, Inc.	8,848	1,588,835
		9,941,117
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	16,975	185,706
Starwood Property Trust, Inc.	13,220	237,035
		422,741
Multi-Utilities — 0.7%
Ameren Corp.	5,057	522,287
CenterPoint Energy, Inc.	16,573	657,782
CMS Energy Corp.	4,096	292,823
Consolidated Edison, Inc.	6,593	703,012
Dominion Energy, Inc.	35,225	2,119,488
DTE Energy Co.	7,546	1,014,031
NiSource, Inc.	2,201	97,482
Northwestern Energy Group, Inc.	2,535	172,025
Public Service Enterprise Group, Inc.	17,382	1,431,582
Sempra	12,850	1,118,079
WEC Energy Group, Inc.	7,372	815,859
		8,944,450
Office REITs — 0.1%
BXP, Inc.	8,463	547,302
Kilroy Realty Corp.	6,638	228,878
SL Green Realty Corp.	748	33,496
Vornado Realty Trust	4,243	135,267
		944,943
Oil, Gas & Consumable Fuels — 7.9%
Antero Midstream Corp.	22,424	422,020
APA Corp.	32,419	856,186
California Resources Corp.	8,252	441,482
ConocoPhillips	129,843	13,533,536
Core Natural Resources, Inc.	3,336	318,188
Coterra Energy, Inc.	45,219	1,304,568
Devon Energy Corp.	54,569	2,194,219
Diamondback Energy, Inc.	8,892	1,457,843
DT Midstream, Inc.	3,391	427,334
EOG Resources, Inc.	57,206	6,414,509
Expand Energy Corp.	8,549	960,993
Exxon Mobil Corp.	408,328	57,737,579
Kinder Morgan, Inc.	112,055	3,416,557
Magnolia Oil & Gas Corp., Class A	18,150	463,006
Matador Resources Co.	5,227	236,469
Occidental Petroleum Corp.	5,522	250,644
ONEOK, Inc.	46,028	3,644,957
Ovintiv, Inc.	24,691	1,073,318
Permian Resources Corp., Class A	25,831	416,654
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	11,169	$ 2,244,746
Williams Cos., Inc. (The)	50,218	3,377,663
		101,192,471
Passenger Airlines — 0.2%
Southwest Airlines Co.	44,576	2,118,252
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	5,154	594,153
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	107,754	5,931,858
Johnson & Johnson	86,008	19,545,318
Merck & Co., Inc.	120,704	13,310,030
Pfizer, Inc.	417,865	11,048,351
Royalty Pharma PLC, Class A	25,247	1,052,295
Viatris, Inc.	89,206	1,167,706
		52,055,558
Professional Services — 2.3%
Automatic Data Processing, Inc.	69,352	17,117,461
Booz Allen Hamilton Holding Corp., Class A	11,170	987,651
Genpact Ltd.	32,319	1,425,268
Korn Ferry	2,904	201,741
Maximus, Inc.	4,205	397,120
Paychex, Inc.	62,314	6,426,443
Science Applications International Corp.	26,627	2,709,563
		29,265,247
Residential REITs — 0.5%
American Homes 4 Rent, Class A	9,150	286,578
AvalonBay Communities, Inc.	6,416	1,139,931
Camden Property Trust	5,501	599,884
Equity LifeStyle Properties, Inc.	7,140	451,034
Equity Residential	18,735	1,167,565
Essex Property Trust, Inc.	2,755	693,902
Independence Realty Trust, Inc.	1,602	26,753
Invitation Homes, Inc.	26,763	715,375
Mid-America Apartment Communities, Inc.	5,990	804,457
Sun Communities, Inc.	4,450	567,064
UDR, Inc.	16,941	629,358
		7,081,901
Retail REITs — 0.5%
Brixmor Property Group, Inc.	13,603	364,424
Federal Realty Investment Trust	1,890	191,192
Kimco Realty Corp.	35,102	739,950
Kite Realty Group Trust	13,517	317,514
NNN REIT, Inc.	8,438	351,612
Phillips Edison & Co., Inc.	3,536	128,109
Regency Centers Corp.	8,865	645,993
Simon Property Group, Inc.	17,190	3,288,619
		6,027,413
Semiconductors & Semiconductor Equipment — 8.4%
Analog Devices, Inc.	55,913	17,382,233
Microchip Technology, Inc.	85,205	6,468,764
NXP Semiconductors NV	43,620	9,864,227
QUALCOMM, Inc.	264,096	40,034,313
Skyworks Solutions, Inc.	62,052	3,460,019
Texas Instruments, Inc.	145,207	31,299,369
		108,508,925
Software — 0.2%
Dolby Laboratories, Inc., Class A	3,597	230,892
Gen Digital, Inc.	115,661	2,774,707
		3,005,599

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 1.3%
American Tower Corp.	18,848	$ 3,379,069
Crown Castle, Inc.	26,738	2,321,126
CubeSmart	12,962	486,464
EPR Properties	5,939	322,131
Equinix, Inc.	1,096	899,739
Extra Space Storage, Inc.	11,484	1,584,448
Gaming & Leisure Properties, Inc.	12,180	545,055
Iron Mountain, Inc.	11,842	1,091,003
Lamar Advertising Co., Class A	4,997	641,165
Public Storage	7,633	2,108,158
Rayonier, Inc.	9,343	212,460
SBA Communications Corp.	4,314	794,251
VICI Properties, Inc.	42,227	1,185,734
Weyerhaeuser Co.	36,682	945,662
		16,516,465
Specialty Retail — 1.6%
Bath & Body Works, Inc.	30,582	666,688
Best Buy Co., Inc.	17,001	1,106,765
Dick’s Sporting Goods, Inc.	2,937	593,274
Gap, Inc. (The)	9,977	279,156
Home Depot, Inc. (The)	30,930	11,586,069
Lowe’s Cos., Inc.	21,968	5,866,774
Penske Automotive Group, Inc.	911	142,836
Tractor Supply Co.	18,279	930,035
		21,171,597
Technology Hardware, Storage & Peripherals — 3.0%
Dell Technologies, Inc., Class C	138,912	15,897,089
Hewlett Packard Enterprise Co.	165,008	3,550,972
HP, Inc.	519,396	10,097,058
NetApp, Inc.	52,707	5,078,320
Seagate Technology Holdings PLC	9,921	4,044,693
		38,668,132
Textiles, Apparel & Luxury Goods — 0.6%
Kontoor Brands, Inc.	2,602	155,417
NIKE, Inc., Class B	81,829	5,057,851
Tapestry, Inc.	15,648	1,985,888
VF Corp.	7,831	153,409
		7,352,565
Security	Shares	Value
Tobacco — 2.2%
Altria Group, Inc.	217,102	$ 13,458,153
Philip Morris International, Inc.	80,282	14,405,802
		27,863,955
Trading Companies & Distributors — 0.3%
Fastenal Co.	26,973	1,169,549
Ferguson Enterprises, Inc.	6,839	1,726,574
Herc Holdings, Inc.	740	106,072
MSC Industrial Direct Co., Inc., Class A	2,713	228,814
Rush Enterprises, Inc., Class A	3,073	197,256
Watsco, Inc.	906	350,124
		3,778,389
Water Utilities — 0.1%
American Water Works Co., Inc.	5,482	707,891
Essential Utilities, Inc.	5,084	197,208
		905,099
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	62,999	12,424,033
Total Long-Term Investments — 99.8% (Cost: $1,139,458,575)		1,284,844,064
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	2,080,840	2,080,840
Total Short-Term Securities — 0.1% (Cost: $2,080,840)		2,080,840
Total Investments — 99.9% (Cost: $1,141,539,415)		1,286,924,904
Other Assets Less Liabilities — 0.1%		699,176
Net Assets — 100.0%		$ 1,287,624,080

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 2,006,283	$ 74,557 (a)	$ —	$ —	$ —	$ 2,080,840	2,080,840	$ 61,006	$ —
BlackRock, Inc.	3,912,119	3,394,954	(2,797,142)	301,922	615,006	5,426,859	4,850	72,653	—
				$ 301,922	$ 615,006	$ 7,507,699		$ 133,659	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	26	03/20/26	$ 2,819	$ 28,461
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,284,844,064	$ —	$ —	$ 1,284,844,064
Short-Term Securities
Money Market Funds	2,080,840	—	—	2,080,840
	$ 1,286,924,904	$ —	$ —	$ 1,286,924,904
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 28,461	$ —	$ —	$ 28,461

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust